Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions						12 Months Ended
	Mar. 13, 2019	Mar. 01, 2019	Feb. 01, 2019	Jan. 16, 2019	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2021
Subsequent Event [Line Items]
Shares, Granted						6,303,465
Weighted Average Exercise Price, Granted						$ 4.23
Award vesting period						4 years
Performance-based Restricted Share Units ("RSUs")
Subsequent Event [Line Items]
Award vesting period						1 year 3 months 18 days
Shares, Granted						219,922
Aggregate fair value of RSUs						$ 4.5
Subsequent Event | Share Options and Performance-Based Restricted Share Units | 2018 Plan
Subsequent Event [Line Items]
Shares, Granted		24,700	95,800	2,470,423	117,280
Weighted Average Exercise Price, Granted		$ 16.89	$ 12.86	$ 12.54	$ 14.98
Aggregate grant-date fair value of the options		$ 0.3	$ 0.8	$ 19.8	$ 1.1
Award vesting period		4 years	4 years	4 years	4 years
Subsequent Event | Performance-based Restricted Share Units ("RSUs") | 2018 Plan
Subsequent Event [Line Items]
Shares, Granted	108,000			219,500
Vesting date	Dec. 31, 2021			Dec. 31, 2021
Aggregate fair value of RSUs	$ 1.9						$ 3.3